Business Combination,Discontinued Operations, Sale of Other Disposal Groups and Selected Financial Information by Geographic Operating Segment - Summary of Balance sheet Information by Geographic Segment (Parenthetical) (Detail) - MXN ($)
$ in Millions
12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure - Business Combination,Discontinued Operations, Sale of Other Disposal Groups and Selected Financial Information by Geographic Operating Segment - Summary of Balance sheet Information by Geographic Segment [Abstract]
Capital expenditure incurred	$ 9,514	$ 12,676	$ 11,454